Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Feb. 18, 2022
Disclosure of cash flow statement [line items]
Dividends declared per share	$ 0.15	$ 0.14	$ 0.3	$ 0.27
DRIP percentage	13.00%	14.00%	14.00%	15.00%
Value of shares received as partial consideration for settling and terminating convertible note and non revolving loan					$ 6.7
Retained Earnings [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares			$ 135.0	$ 122.0
Dividends Paid in Cash [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares			117.0	104.0
Dividends Paid in DRIP [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares			$ 18.0	$ 18.0